Jacob Micro Cap Growth Fund
Schedule of Investments (+)
November 30, 2020 (Unaudited)

Shares			Value
		COMMON STOCKS - 88.2%
		Apparel and Accessory Stores - 2.3%
62,800		Tilly's, Inc. - Class A	$573,364
		Biological Products, (No Diagnostic Substances) - 7.0%
25,100		Aerie Pharmaceuticals, Inc. *	311,491
5,500		BrainStorm Cell Therapeutics, Inc. *	30,387
65,000		IMV, Inc. *^	252,200
6,500		Krystal Biotech, Inc. *	357,110
12,400		Mesoblast Ltd. - ADR *^	187,116
47,000		Precision BioSciences, Inc. *	586,090
			1,724,394
		Blank Checks - 2.9%
60,000		Triterras, Inc. - Class A *^	714,600
		Bottled and Canned Soft Drinks and Carbonated Waters - 1.2%
450,000		Reed's, Inc. *	292,680
		Business Services - 6.2%
136,000		Castlight Health, Inc. - Class B *	171,360
45,793		OptimizeRx Corp. *	1,209,851
120,000		Score Media and Gaming, Inc. - (CAD)*	155,232
			1,536,443
		Calculating and Accounting Machines (No Electronic Computers) - 1.5%
44,800		USA Technologies, Inc. *	380,800
		Communications Equipment - 2.9%
103,599		Powerfleet, Inc. *	712,761
		Computer & Office Equipment - 0.1%
2,000		IntriCon Corp. *	34,680
		Computer Communications Equipment - 1.3%
72,879		Lantronix, Inc. *	310,465
		Computer Peripheral Equipment - 5.4%
78,000		Identiv, Inc. *	537,420
58,174		Immersion Corp. *	497,969
7,200		Impinj, Inc. *	300,888
			1,336,277
		Computer Processing & Data Preparation - 1.8%
92,958		Park City Group, Inc. *	435,973
		Direct Mail Advertising Services - 3.9%
62,415		SharpSpring, Inc. *	968,681
		Eating Places - 0.6%
2,000		BJ's Restaurants, Inc. *	66,060
2,000		Cheesecake Factory Inc.	74,960
			141,020
		Gold and Silver Ores - 1.2%
580,000		Solitario Zinc Corp. *	284,200
		Help Supply Services - 1.4%
35,000		Hudson Global, Inc. *	351,400
		Industrial Organic Chemicals - 4.3%
57,006		Codexis, Inc. *	1,055,751
		Medical - 1.3%
33,624		Celcuity, Inc. *	331,869
		Medicinal Chemicals and Botanical Products - 0.4%
20,000		ChromaDex Corp. *	99,200
		Metal Mining - 1.1%
200,000		Western Copper & Gold Corp. *^	260,000
		Mining & Quarrying of Nonmetallic Mineral (No Fuels) - 0.6%
230,000		Azimut Exploration, Inc. *^	144,350
		Patent Owners & Lessors - 7.0%
38,300		Digital Turbine, Inc. *	1,722,734
		Pharmaceutical Preparations - 15.3%
9,000		Arcturus Therapeutics Holdings, Inc. *	825,840
230,000		Athersys, Inc. *	425,500
140,000		DiaMedica Therapeutics, Inc. *	784,000
8,800		Esperion Therapeutics, Inc. *	249,216
52,889		Harrow Health, Inc. *	304,112
18,000		Ideaya Biosciences, Inc. *	250,920
50,000		NeuBase Therapeutics, Inc. *	383,500
46,900		Omeros Corp. *	543,571
			3,766,659
		Prepackaged Software - 2.4%
47,010		Inspired Entertainment, Inc. *	312,617
60,000		Qumu Corp. *	291,000
			603,617
		Real Estate - 2.9%
160,869		Leju Holdings Ltd. - ADR *^	355,520
16,630		Rafael Holdings, Inc. - Class B *	356,215
			711,735
		Sausages & Other Prepared Meal Products - 0.7%
91,600		MamaMancini's Holdings, Inc. *	174,040
		Security Brokers, Dealers, and Flotation Companies - 2.1%
415,000		Voyager Digital Ltd. *^	525,058
		Semiconductors and Related Devices - 1.0%
6,440		CEVA, Inc. *	252,963
		State Commercial Banks - 1.1%
11,015		First Internet Bancorp	281,764
		Surgical and Medical Instruments and Apparatus - 8.3%
100,500		Alphatec Holdings, Inc. *	1,055,250
30,000		CytoSorbents Corp. *	251,700
74,910		iCAD, Inc. *	750,598
			2,057,548
		TOTAL COMMON STOCKS (Cost $12,518,571)	21,785,026
		MONEY MARKET FUND - 11.2%
2,774,009		First American Government Obligations Fund - Class X, 0.05% (a)	2,774,009
		TOTAL MONEY MARKET FUND (Cost $2,774,009)	2,774,009
		TOTAL INVESTMENTS (Cost $15,292,580) - 99.4%	24,559,035
		OTHER ASSETS IN EXCESS OF LIABILITIES - 0.6%	137,571
		TOTAL NET ASSETS - 100.0%	$24,696,606

	^	U.S. Dollar-denominated foreign security.
	*	Non Income Producing.
	(a)	7-day yield.
	ADR	American Depositary Receipt.
	(CAD)	Security denominated in Canadian dollars. Value translated into U.S. Dollars.
	(+)	Schedule of Investments is classified using the U.S. Securities and Exchange Commission's Standard Industrial Classification (SIC) Code List.

Jacob Micro Cap Growth Fund Summary of Fair Value Exposure
Investment securities traded on a national securities exchange are valued at their market value determined by their last sales price in the principal market in which these securities are normally traded (except those traded on the NASDAQ National Market and Capital Market exchanges which are valued at the NASDAQ Official Closing Price (“NOCP”)), unless there are no transactions on the valuation date, in which case they are valued at the mean between the closing bid and ask prices. Securities traded over-the-counter are valued at the last reported sales price unless there is no reported sales price, in which case the mean between the closing bid and ask prices is used.  Foreign securities, currencies and other assets denominated in foreign currencies are translated into U.S. dollars at  the exchange rate of such currencies. Foreign equity securities are valued at the last sale price at the close of the exchange on which the security is principally traded. The Funds values foreign securities at fair value, using fair valuation procedures approved by the Board of Directors, taking into account the occurrence of events after the close of foreign markets in calculating the NAV. In such cases, use of fair valuation can reduce the investor's ability to seek profit by estimating the fund's NAV in advance of the time the NAV is calculated. The Board of Directors have retained an independent fair value pricing service to assist in valuing foreign securities held by the Funds. Debt securities with maturities of 60 days or less are valued at amortized cost, which approximates market value. Short-term securities with 60 days or less remaining to maturity are, unless conditions indicate otherwise, amortized to maturity based on their cost to the Fund if acquired within 60 days of maturity or, if already held by the Fund on the 60th day, based on the value determined on the 61st day.  If amortized cost does not approximate fair value, short-term securities are reported at fair value. Where market quotations are not readily available, are unreliable or when values have been materially affected by events occurring before the close of U.S. markets but after the close of the securities’ primary markets, securities are valued at fair value using procedures approved by the Board of Directors that are designed to determine a security’s fair value.

The Fund adheres to fair valuation accounting standards which provide an authoritative definition of fair value and sets out a hierarchy for measuring fair value. These standards require disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion in changes in valuation techniques and related inputs during the period. These standards define fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fair value hierarchy is organized into three levels based upon the assumptions (referred to as “inputs”) used in pricing the asset or liability. These standards state that “observable inputs” reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from independent sources and “unobservable inputs” reflect an entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability.

Various inputs are used in determining the value of the Micro Cap Growth Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund  has the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Micro Cap Growth Fund's investments as of November 30, 2020:

	Level 1	Level 2	Level 3	Total
Common Stocks
Pharmaceutical Preparations	$3,766,659	$-	$-	$3,766,659
Surgical and Medical Instruments and Apparatus	2,057,548	-	-	2,057,548
Biological Products, (No Disgnostic Substances)	1,724,394	-	-	1,724,394
Patent Owners and Lessors	1,722,734	-	-	1,722,734
Business Services	1,536,443	-	-	1,536,443
Computer Peripheral Equipment	1,336,277	-	-	1,336,277
Industrial Organic Chemicals	1,055,751	-	-	1,055,751
Direct Mail Advertising Services	968,681	-	-	968,681
Blank Checks	714,600	-	-	714,600
Communications Equipment	712,761	-	-	712,761
Real Estate	711,735	-	-	711,735
Prepackaged Software	603,617	-	-	603,617
Apparel and Accessory Stores	573,364	-	-	573,364
Security Brokers, Dealers, and Flotation Companies	525,058	-	-	525,058
Computer Processing & Data Preparation	435,973	-	-	435,973
Calculating and Accounting Machines (No Electronic Computers)	380,800	-	-	380,800
Help Supply Services	351,400	-	-	351,400
Medical	331,869	-	-	331,869
Computer Communications Equipment	310,465	-	-	310,465
Bottled & Canned Soft Drinks & Carbonated Waters	292,680	-	-	292,680
Gold and Silver Ores	284,200	-	-	284,200
State Commercial Banks	281,764	-	-	281,764
Metal Mining	260,000	-	-	260,000
Semiconductors and Related Devices	252,963	-	-	252,963
Sausages & Other Prepared Meal Products	174,040	-	-	174,040
Mining & Quarrying of Nonmetallic Minerals (No Fuels)	144,350	-	-	144,350
Eating Places	141,020	-	-	141,020
Medicinal Chemicals and Botanical Products	99,200	-	-	99,200
Computer & Office Equipment	34,680	-	-	34,680
Total Common Stocks	21,785,026	-	-	21,785,026

Short Term Investment
Money Market Fund	2,774,009	-	-	2,774,009

Total Investments in Securities	$24,559,035	$-	$-	$24,559,035